      As filed with the Securities and Exchange Commission on June 20, 1997

                     Securities Act File No. 33-27489
                    Investment Company Act File No. 811-5775

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /   /


                       POST-EFFECTIVE AMENDMENT NO.  25         / X /
                                                     --          ---


                                    and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /   /


                           AMENDMENT NO.  28                    / X /
                                          --                     ---


                               Sierra Trust Funds
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               9301 Corbin Avenue
                          Northridge, California 91324
                     ---------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (818) 725-0200


                                James H. Overholt
                               9301 Corbin Avenue
                          Northridge, California 91324
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esq.                         W. John McGuire, Esq.
Morgan, Lewis & Bockius LLP                    Morgan, Lewis & Bockius LLP
2000 One Logan Square                          1800 M Street, N.W.
Philadelphia, Pennsylvania  19103              Washington, D.C. 20036-5869


         It is proposed that this filing will become effective (check appropriate box):


         [X]  immediately upon filing pursuant to paragraph (b), or
         [ ]  on [date] pursuant to paragraph (b),
         [ ]  60 days after filing pursuant to paragraph (a), or
         [ ]  75 days after filing pursuant to paragraph (a), or
         [ ]  on [date] pursuant to paragraph (a) of Rule 485


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being   Amount Being       Proposed Maximum            Proposed Maximum                Amount of
Registered                  Registered         Offering Price Per Unit     Aggregate Offering Price (1)    Registration Fee
---------------------------------------------------------------------------------------------------------------------------
Shares of beneficial        $342,026,316       $18.09 per share                     $342,026,316           $0
interest
---------------------------------------------------------------------------------------------------------------------------

(1) Registrant has calculated the maximum aggregate offering price pursuant to Rule 24e-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), for fiscal year ended June 30, 1996. Registrant had actual aggregate redemptions of $2,679,021,874 for the fiscal year ended June 30, 1996; has used $2,336,995,558 of available redemptions for reductions pursuant to Rule 24f-2(c) under the 1940 Act; and has previously used no available redemptions for reductions pursuant to Rule 24e-2(a) of the 1940 Act during the current year. Registrant elects to use redemptions in the aggregate amount of $342,026,316 for reductions in its current amendment.

The Registrant has previously filed a declaration of indefinite registration of its shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The shares subject to the declaration are without par value. Registrant's Rule 24f-2 Notice with respect to the U.S. Government, Corporate Income, California Municipal, California Insured Intermediate Municipal, National Municipal, Growth and Income, Emerging Growth, International Growth, Short Term Global Government, Global Money, U.S. Government Money, California Money, Short Term High Quality Bond, Growth, Florida Insured Municipal and Target Maturity 2002 Funds for the fiscal year ended June 30, 1996 was filed with the Securities and Exchange Commission on August 28, 1996.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 25 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 25 to the Registrant's Registration Statement (File No. 33-27489) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Northridge and State of California on the 19th day of June, 1997.
                                             SIERRA TRUST FUNDS

                                               By /s/ James H. Overholt
                                                  ----------------------------
                                                  James H. Overholt, President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 25 Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:


Signature                                               Title(s)                     Date
---------                                               --------                     ----
/s/ James H. Overholt                                   President                    June 19, 1997
------------------------------------------
James H. Overholt
(Principal Executive Officer)

/s/ Keith B. Pipes                                      Executive Vice               June 19, 1997
------------------------------------------              President, Treasurer
Keith B. Pipes                                          and Secretary
(Principal Financial and Accounting
Officer)

                       *                                Chairman of the              June 19, 1997
------------------------------------------              Board and Trustee
Arthur H. Bernstein, Esq.

                       *                                Trustee                      June 19, 1997
------------------------------------------
David E. Anderson

                       *                                Trustee                      June 19, 1997
------------------------------------------
Edmond R. Davis, Esq.

                       *                                Trustee                      June 19, 1997
------------------------------------------
John W. English

                       *                                Trustee                      June  19, 1997
------------------------------------------
Alfred E. Osborne, Jr. Ph.D.


*By: /s/ Keith B. Pipes
     -------------------------------------
         Keith B. Pipes
         Attorney-In-Fact

2000 One Logan Square                                MORGAN, LEWIS & BOCKIUS LLP
Philadelphia, PA 19103-6993                          Counselors At Law
215-963-5000
Fax: 215-963-5299



June 20, 1997


Sierra Trust Funds
9301 Corbin Avenue
Northridge, California 91324


Re: Registration of Additional Securities for Sierra Trust Funds (File Nos. 33-27489 and 811-5775)


Ladies and Gentlemen:

Sierra Trust Funds (the "Fund") is a business trust organized under the laws of the Commonwealth of Massachusetts with its principal executive offices in Northridge, California. The Fund is an open-end management investment company with diversified and nondiversified series registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "1940 Act"). This opinion relates to the registration of shares of beneficial interest, without par value, related to the Fund's net redemptions incurred during the fiscal year ended June 30, 1996 which are now being registered pursuant to Rule 24e-2 under the 1940 Act.

We have reviewed all proceedings taken by the Fund in connection with the offer and sale of an unlimited number of the shares of beneficial interest, without par value, which have been offered under prospectuses included as part of the Fund's Registration Statement on Form N-1A as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933, as amended and the 1940 Act (collectively, the "Registration Statement").

We are of the opinion that such shares of beneficial interest sold pursuant to the Registration Statement will be, when issued in return for payment described in the Fund's prospectuses included as part of the Fund's Registration Statement, legally issued, fully paid and nonassessable by the Fund.


Very truly yours.

/s/ Morgan, Lewis & Bockius LLP
-------------------------------
Morgan, Lewis & Bockius LLP